Revenue from contracts with customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	$ 6,354	$ 6,342
Billings on uncompleted contracts	(6,825)	(7,868)
Excess of billings over costs incurred and estimated earnings	(471)	(1,526)
Costs and estimated earnings in excess of billings on uncompleted contracts	899	194
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,370)	(1,720)
Net amount of billings in excess of costs and estimated earnings on uncompleted contracts	$ (471)	$ (1,526)